Summary of Significant Accounting Policies - Summary of Subsidiaries (Parenthetical) (Detail) shares in Thousands, ₱ in Millions, $ in Millions							12 Months Ended
	Dec. 14, 2017 $ / shares shares	Dec. 14, 2017 USD ($) shares	Feb. 29, 2016 PHP (₱)	Nov. 25, 2015 PHP (₱)	Apr. 14, 2015 PHP (₱)	Jun. 24, 2014 PHP (₱)	Dec. 31, 2017 PHP (₱) shares	Dec. 31, 2016 shares	May 30, 2016 PHP (₱)
Disclosure of subsidiaries [Line Items]
Purchase price of subsidiary									₱ 52,800
Cash amount paid					₱ 26,487	₱ 13,243	₱ 1,294
iCommerce Investments Pte. Ltd. [Member] | Voyager Innovations Holdings, Pte. Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Cash amount paid | $		$ 8.9
Smart Communications, Inc. [Member] | Wifun, Inc. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of ownership interest in subsidiary acquired				13.00%
Purchase price of subsidiary				₱ 10
Cash amount paid			₱ 3	₱ 7
Common stock [Member]
Disclosure of subsidiaries [Line Items]
Number of shares issued | shares							219,000	219,000
Common stock [Member] | iCommerce Investments Pte. Ltd. [Member] | Voyager Innovations Holdings, Pte. Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Number of shares issued | shares	10	10
Purchase price of ordinary shares | $ / shares	$ 1.00